WRL FREEDOM ELITE(SM)
                      SUPPLEMENT DATED SEPTEMBER 1, 2000 TO
                          PROSPECTUS DATED MAY 1, 20000

Effective September 1, 2000, the WRL Series Fund offers two new investment options under this Policy. Also the WRL Janus Global portfolio and subaccount are only available for investment to policyowners who purchased their Policy before September 1, 2000. Pending any prior approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.

THE FOLLOWING INFORMATION IS ADDED TO PAGE 5 OF THE PROSPECTUS UNDER THE HEADING "INVESTMENT OPTIONS":

WRL SERIES FUND, INC.

         WRL Great Companies - Global(2)
         WRL Gabelli Global Growth

THE FOLLOWING INFORMATION IS ADDED TO THE PORTFOLIO ANNUAL EXPENSE TABLE ON PAGE 13 OF THE PROSPECTUS:

------------------------------------- ---------------- ----------- ------------ --------------------
                                        MANAGEMENT       OTHER     RULE 12B-1     TOTAL PORTFOLIO
             PORTFOLIO                     FEES         EXPENSES      FEES        ANNUAL EXPENSES
------------------------------------- ---------------- ----------- ------------ --------------------
WRL Great Companies - Global(2) (10)       0.80%         0.20%         N/A             1.00%
------------------------------------- ---------------- ----------- ------------ --------------------
WRL Gabelli Global Growth(10)              1.00%         0.20%         N/A             1.20%
------------------------------------- ---------------- ----------- ------------ --------------------

THE FOLLOWING INFORMATION IS ADDED TO FOOTNOTE (3) ON PAGE 14 OF THE PROSPECTUS:

Effective September 1, 2000, this portfolio is not available for investment to new policyowners.

THE FOLLOWING IS ADDED TO THE TABLE IN FOOTNOTE (9) ON PAGE 14 OF THE
PROSPECTUS:

------------------------------------- ---------------- -------------------- --------------------------
                                          EXPENSE         REIMBURSEMENT       EXPENSE RATIO WITHOUT
                                           LIMIT             AMOUNT               REIMBURSEMENT
------------------------------------- ---------------- -------------------- --------------------------
WRL Great Companies - Global(2)            1.00%               N/A                     N/A
------------------------------------- ---------------- -------------------- --------------------------
WRL Gabelli Global Growth                  1.20%               N/A                     N/A
------------------------------------- ---------------- -------------------- --------------------------

THE FOLLOWING FOOTNOTE IS ADDED TO PAGE 14 OF THE PROSPECTUS:

(10) Because these portfolios did not commence operations until September 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" reflect estimates of "Other Expenses" for the first year of operations.

THE FOLLOWING INFORMATION IS ADDED TO PAGES 17 - 19 OF THE PROSPECTUS UNDER THE HEADING "THE SEPARATE ACCOUNT AND THE PORTFOLIOS - THE FUNDS":

             PORTFOLIO                      SUB-ADVISER OR ADVISER               INVESTMENT OBJECTIVE
WRL Great Companies - Global(2)       Great Companies, L.L.C.             Seeks long-term growth of capital
                                                                          in a manner consistent with
                                                                          preservation of capital.

WRL Gabelli Global Growth             Gabelli Asset Management Company    Seeks to provide investors with
                                                                          appreciation of capital. Current
                                                                          income is a secondary objective.

THE FOLLOWING PARAGRAPH REPLACES THE PENULTIMATE PARAGRAPH ON PAGE 63 OF THE PROSPECTUS UNDER THE HEADING "PERFORMANCE DATA - RATES OF RETURN":

         Because the WRL Great Companies - America(SM), WRL Great Companies - Technology(SM), WRL Value Line Aggressive Growth, WRL Great Companies - Global(2), WRL Gabelli Global Growth portfolios, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 had not commenced operations as of December 31, 1999, the above chart does not reflect rates of return for these portfolios.

THE FOLLOWING PARAGRAPH REPLACES THE LAST PARAGRAPH ON PAGE 73 OF THE PROSPECTUS UNDER THE HEADING "PERFORMANCE DATA - HYPOTHETICAL ILLUSTRATIONS BASED ON SUBACCOUNT PERFORMANCE":

         Because the WRL Goldman Sachs Growth, WRL Goldman Sachs Small Cap, WRL
T. Rowe Price Dividend Growth, WRL T. Rowe Price Small Cap, WRL Salomon All Cap, WRL Pilgrim Baxter Mid Cap Growth and WRL Dreyfus Mid Cap subaccounts did not commence operations until May 3, 1999, and the Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2, WRL Great Companies - America(SM), WRL Great Companies - Technology(SM), and WRL Value Line Aggressive Growth subaccounts did not commence operations until May 1, 2000, and the WRL Great Companies - Global(2) and WRL Gabelli Global Growth subaccounts did not commence operations until September 1, 2000, there are no hypothetical illustrations for these subaccounts.

THE FOLLOWING PARAGRAPH REPLACES THE PARAGRAPH ON PAGE 75 UNDER THE HEADING "ADDITIONAL INFORMATION - LEGAL PROCEEDINGS":

         Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time, it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG's ability to perform under its principal underwriting agreement, or on Western Reserve's ability to meet its obligations under the Policy.

THE FOLLOWING REPLACES THE LAST PARAGRAPH ON PAGE 80 OF THE PROSPECTUS UNDER THE HEADING "APPENDIX A - ILLUSTRATIONS":

         Because the WRL Great Companies - America(SM), WRL Great Companies - Technology(SM), WRL Value Line Aggressive Growth, WRL Great Companies - Global(2), WRL Gabelli Global Growth portfolios, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 had not commenced operations as of December 31, 1999, the estimated average annual portfolio expense level reflects estimated expenses for each of these portfolios for 2000.

THE FOLLOWING INFORMATION REPLACES THE INFORMATION ON PAGES 82-83 OF THE PROSPECTUS UNDER THE HEADING "APPENDIX A - ILLUSTRATIONS":

                                              WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                                               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                                      HYPOTHETICAL ILLUSTRATIONS
                                                           MALE ISSUE AGE 35

Specified Amount $500,000                                                                       Ultimate Select Class
Annual Premium $5,500                                                                                   Option Type A
                                                 Using Current Cost of Insurance Rates

------------------- ----------------- -------------------------------------------------------------------------------------
                                                                         DEATH BENEFIT
                                                 ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- ----------------- -------------------------------------------------------------------------------------
   END OF POLICY        PREMIUM               0% (GROSS)                   6% (GROSS)                  12% (GROSS)
       YEAR          ACCUMULATED AT     -1.84% (NET) YEARS 1-15      4.16% (NET) YEARS 1-15       10.16 (NET) YEARS 1-15
                           5%           -1.24% (NET) YEARS 16+        4.76% (NET) YEARS 16+       10.76% (NET) YEARS 16+
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        1                5,775                  500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        2                11,839                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        3                18,206                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        4                24,891                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        5                31,911                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        6                39,281                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        7                47,020                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        8                55,146                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        9                63,678                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        10               72,637                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        15              124,616                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        20              190,956                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   30 (AGE 65)          383,684                 500,000                      500,000                    1,097,637
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   40 (AGE 75)          697,619                 500,000                      502,726                    2,732,927
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   50 (AGE 85)         1,208,985                   *                         848,516                    7,454,241
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   60 (AGE 95)         2,041,946                   *                        1,342,438                   19,597,364
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
------------------- -------------------------------------------------------------------------------------
                                                         CASH VALUE
                               ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- -------------------------------------------------------------------------------------
   END OF POLICY             0% (GROSS)                   6% (GROSS)                 12% (GROSS)
       YEAR           -1.84% (NET) YEARS 1-15       4.16% (NET) YEARS 1-15      10.16 (NET) YEARS 1-15
                       -1.24% (NET) YEARS 16+       4.76% (NET) YEARS 16+       10.76% (NET) YEARS 16+
------------------- ----------------------------- --------------------------- ---------------------------
        1                      4,582                        4,885                       5,189
------------------- ----------------------------- --------------------------- ---------------------------
        2                      9,067                        9,962                       10,894
------------------- ----------------------------- --------------------------- ---------------------------
        3                      13,448                       15,228                      17,158
------------------- ----------------------------- --------------------------- ---------------------------
        4                      17,731                       20,698                      24,045
------------------- ----------------------------- --------------------------- ---------------------------
        5                      21,886                       26,347                      31,584
------------------- ----------------------------- --------------------------- ---------------------------
        6                      25,912                       32,180                      39,842
------------------- ----------------------------- --------------------------- ---------------------------
        7                      29,801                       38,197                      48,885
------------------- ----------------------------- --------------------------- ---------------------------
        8                      33,558                       44,407                      58,798
------------------- ----------------------------- --------------------------- ---------------------------
        9                      37,117                       50,753                      69,606
------------------- ----------------------------- --------------------------- ---------------------------
        10                     40,511                       57,271                      81,436
------------------- ----------------------------- --------------------------- ---------------------------
        15                     54,843                       92,526                     160,014
------------------- ----------------------------- --------------------------- ---------------------------
        20                     66,729                      136,925                     294,731
------------------- ----------------------------- --------------------------- ---------------------------
   30 (AGE 65)                 83,556                      264,438                     899,703
------------------- ----------------------------- --------------------------- ---------------------------
   40 (AGE 75)                 73,312                      469,838                    2,554,138
------------------- ----------------------------- --------------------------- ---------------------------
   50 (AGE 85)                   *                         808,111                    7,099,277
------------------- ----------------------------- --------------------------- ---------------------------
   60 (AGE 95)                   *                        1,329,146                   19,403,331
------------------- ----------------------------- --------------------------- ---------------------------

------------------- -------------------------------------------------------------------------------------
                                                    NET SURRENDER VALUE
                               ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- -------------------------------------------------------------------------------------
   END OF POLICY             0% (GROSS)                   6% (GROSS)                 12% (GROSS)
       YEAR           -1.84% (NET) YEARS 1-15       4.16% (NET) YEARS 1-15      10.16 (NET) YEARS 1-15
                       -1.24% (NET) YEARS 16+       4.76% (NET) YEARS 16+       10.76% (NET) YEARS 16+
------------------- ----------------------------- --------------------------- ---------------------------
        1                       708                         1,012                       1,316
------------------- ----------------------------- --------------------------- ---------------------------
        2                      4,732                        5,626                       6,559
------------------- ----------------------------- --------------------------- ---------------------------
        3                      8,650                        10,431                      12,361
------------------- ----------------------------- --------------------------- ---------------------------
        4                      12,472                       15,439                      18,785
------------------- ----------------------------- --------------------------- ---------------------------
        5                      16,165                       20,626                      25,863
------------------- ----------------------------- --------------------------- ---------------------------
        6                      19,728                       25,997                      33,659
------------------- ----------------------------- --------------------------- ---------------------------
        7                      23,156                       31,552                      42,240
------------------- ----------------------------- --------------------------- ---------------------------
        8                      26,451                       37,300                      51,691
------------------- ----------------------------- --------------------------- ---------------------------
        9                      29,548                       43,183                      62,037
------------------- ----------------------------- --------------------------- ---------------------------
        10                     32,480                       49,239                      73,404
------------------- ----------------------------- --------------------------- ---------------------------
        15                     54,843                       92,526                     160,014
------------------- ----------------------------- --------------------------- ---------------------------
        20                     66,729                      136,925                     294,731
------------------- ----------------------------- --------------------------- ---------------------------
   30 (AGE 65)                 83,556                      264,438                     899,703
------------------- ----------------------------- --------------------------- ---------------------------
   40 (AGE 75)                 73,312                      469,838                    2,554,138
------------------- ----------------------------- --------------------------- ---------------------------
   50 (AGE 85)                   *                         808,111                    7,099,277
------------------- ----------------------------- --------------------------- ---------------------------
   60 (AGE 95)                   *                        1,329,146                   19,403,331
------------------- ----------------------------- --------------------------- ---------------------------

* In the absence of an additional payment, the Policy would lapse.

                                              WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                                               FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                                      HYPOTHETICAL ILLUSTRATIONS
                                                           MALE ISSUE AGE 35

Specified Amount $500,000                                                                       Ultimate Select Class
Annual Premium $5,500                                                                                   Option Type A
                                               Using Guaranteed Cost of Insurance Rates

------------------- ----------------- -------------------------------------------------------------------------------------
                                                                         DEATH BENEFIT
                                                 ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- ----------------- -------------------------------------------------------------------------------------
   END OF POLICY        PREMIUM               0% (GROSS)                   6% (GROSS)                  12% (GROSS)
       YEAR          ACCUMULATED AT     -1.84% (NET) YEARS 1-15      4.16% (NET) YEARS 1-15       10.16 (NET) YEARS 1-15
                           5%           -1.24% (NET) YEARS 16+        4.76% (NET) YEARS 16+       10.76% (NET) YEARS 16+
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        1                5,775                  500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        2                11,839                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        3                18,206                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        4                24,891                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        5                31,911                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        6                39,281                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        7                47,020                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        8                55,146                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        9                63,678                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        10               72,637                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        15              124,616                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
        20              190,956                 500,000                      500,000                     500,000
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   30 (AGE 65)          383,684                 500,000                      500,000                    1,052,238
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   40 (AGE 75)          697,619                    *                         500,000                    2,552,688
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   50 (AGE 85)         1,208,985                   *                         601,947                    6,748,597
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------
   60 (AGE 95)         2,041,946                   *                         920,143                    16,759,035
------------------- ----------------- ---------------------------- ---------------------------- ---------------------------

------------------- -------------------------------------------------------------------------------------
                                                         CASH VALUE
                               ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- -------------------------------------------------------------------------------------
   END OF POLICY             0% (GROSS)                   6% (GROSS)                 12% (GROSS)
       YEAR           -1.84% (NET) YEARS 1-15       4.16% (NET) YEARS 1-15      10.16 (NET) YEARS 1-15
                       -1.24% (NET) YEARS 16+       4.76% (NET) YEARS 16+       10.76% (NET) YEARS 16+
------------------- ----------------------------- --------------------------- ---------------------------
        1                      4,582                        4,885                       5,189
------------------- ----------------------------- --------------------------- ---------------------------
        2                      8,980                        9,872                       10,801
------------------- ----------------------------- --------------------------- ---------------------------
        3                      13,251                       15,020                      16,939
------------------- ----------------------------- --------------------------- ---------------------------
        4                      17,395                       20,335                      23,652
------------------- ----------------------------- --------------------------- ---------------------------
        5                      21,405                       25,813                      30,993
------------------- ----------------------------- --------------------------- ---------------------------
        6                      25,279                       31,460                      39,024
------------------- ----------------------------- --------------------------- ---------------------------
        7                      29,007                       37,271                      47,805
------------------- ----------------------------- --------------------------- ---------------------------
        8                      32,592                       43,254                      57,419
------------------- ----------------------------- --------------------------- ---------------------------
        9                      36,025                       49,405                      67,940
------------------- ----------------------------- --------------------------- ---------------------------
        10                     39,309                       55,736                      79,471
------------------- ----------------------------- --------------------------- ---------------------------
        15                     53,172                       90,013                     156,152
------------------- ----------------------------- --------------------------- ---------------------------
        20                     63,592                      132,166                     286,923
------------------- ----------------------------- --------------------------- ---------------------------
   30 (AGE 65)                 55,226                      233,169                     862,490
------------------- ----------------------------- --------------------------- ---------------------------
   40 (AGE 75)                   *                         357,920                    2,385,689
------------------- ----------------------------- --------------------------- ---------------------------
   50 (AGE 85)                   *                         573,283                    6,427,235
------------------- ----------------------------- --------------------------- ---------------------------
   60 (AGE 95)                   *                         911,033                    16,593,104
------------------- ----------------------------- --------------------------- ---------------------------
------------------- -------------------------------------------------------------------------------------
                                                    NET SURRENDER VALUE
                               ASSUMING HYPOTHETICAL GROSS AND NET ANNUAL INVESTMENT RETURN OF
------------------- -------------------------------------------------------------------------------------
   END OF POLICY             0% (GROSS)                   6% (GROSS)                 12% (GROSS)
       YEAR           -1.84% (NET) YEARS 1-15       4.16% (NET) YEARS 1-15      10.16 (NET) YEARS 1-15
                       -1.24% (NET) YEARS 16+       4.76% (NET) YEARS 16+       10.76% (NET) YEARS 16+
------------------- ----------------------------- --------------------------- ---------------------------
        1                       708                         1,012                       1,316
------------------- ----------------------------- --------------------------- ---------------------------
        2                      4,644                        5,536                       6,466
------------------- ----------------------------- --------------------------- ---------------------------
        3                      8,454                        10,223                      12,141
------------------- ----------------------------- --------------------------- ---------------------------
        4                      12,136                       15,075                      18,393
------------------- ----------------------------- --------------------------- ---------------------------
        5                      15,684                       20,092                      25,272
------------------- ----------------------------- --------------------------- ---------------------------
        6                      19,096                       25,277                      32,841
------------------- ----------------------------- --------------------------- ---------------------------
        7                      22,362                       30,625                      41,160
------------------- ----------------------------- --------------------------- ---------------------------
        8                      25,485                       36,146                      50,311
------------------- ----------------------------- --------------------------- ---------------------------
        9                      28,456                       41,836                      60,371
------------------- ----------------------------- --------------------------- ---------------------------
        10                     31,277                       47,705                      71,439
------------------- ----------------------------- --------------------------- ---------------------------
        15                     53,172                       90,013                     156,152
------------------- ----------------------------- --------------------------- ---------------------------
        20                     63,592                      132,166                     286,923
------------------- ----------------------------- --------------------------- ---------------------------
   30 (AGE 65)                 55,226                      233,169                     862,490
------------------- ----------------------------- --------------------------- ---------------------------
   40 (AGE 75)                   *                         357,920                    2,385,689
------------------- ----------------------------- --------------------------- ---------------------------
   50 (AGE 85)                   *                         573,283                    6,427,235
------------------- ----------------------------- --------------------------- ---------------------------
   60 (AGE 95)                   *                         911,033                    16,593,104
------------------- ----------------------------- --------------------------- ---------------------------

* In the absence of an additional payment, the Policy would lapse.



WRL00194-9/2000